LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

9.                          LONG TERM INVESTMENTS

Long term investments consisted of the following:

	December 31
	2011	2012
	RMB’000	RMB’000	US$’000
PRC Fund	3,103	6,103	980
United States Fund	6,033	9,033	1,449

	9,136	15,136	2,429

In 2011, the Company entered into agreements with a PRC Fund and a United States Fund and made investments of RMB3,103,000 and RMB6,033,000, respectively,  as a Limited Partner. In 2012, the Company made an additional RMB3,000,000 (US$481,533) investment to each of the PRC Fund and the United States Fund. Given that the Company holds less than five percent interest in each fund, the Company has accounted for such investments using the cost method. There were no indicators of impairment noted associated with the investments as of December 31, 2012.